Condensed Financial Information of the Company Condensed Balance Sheet (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 08, 2019	Aug. 31, 2019	Dec. 31, 2018
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)		$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)					4,326,574,000
Ordinary shares, shares issued (in shares)					189,388,000
Ordinary shares, shares outstanding (in shares)					189,388,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001			$ 0.0001
Treasury stock (in shares)	16,201,618	15,557,593
Class A ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	4,903,917,300	4,903,917,300
Ordinary shares, shares issued (in shares)	907,346,745	884,846,745	841,275,820
Ordinary shares, shares outstanding (in shares)	893,706,595	871,850,620	841,275,820
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		0.0001
Class B ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001		0.0001
Ordinary shares, shares authorized (in shares)	96,082,700	96,082,700
Ordinary shares, shares issued (in shares)	96,082,700	96,082,700	96,082,700
Ordinary shares, shares outstanding (in shares)	96,082,700	96,082,700	96,082,700
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Parent company | Reportable legal entities
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	0.0001	0.0001
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Treasury stock (in shares)	16,201,618	15,557,593
Parent company | Reportable legal entities | Class A ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	4,903,917,300	4,903,917,300
Ordinary shares, shares issued (in shares)	907,346,745	884,846,745
Ordinary shares, shares outstanding (in shares)	893,706,595	871,850,620
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Parent company | Reportable legal entities | Class B ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	96,082,700	96,082,700
Ordinary shares, shares issued (in shares)	96,082,700	96,082,700
Ordinary shares, shares outstanding (in shares)	96,082,700	96,082,700
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001